TAXATION - Summary (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate (as a percent)	10.00%
Cumulative undistributed earnings of the Company's PRC subsidiaries	¥ 6,913,897,000	¥ 5,324,204,000
Unrecognized deferred tax liability of the Company's PRC subsidiaries	¥ 691,390,000	¥ 532,420,000
Hong Kong
TAXATION
Withholding income tax rate for Hong Kong (as a percent)	5.00%
PRC
TAXATION
Income tax rate (as a percent)	25.00%
Cayman Islands
TAXATION
Withholding tax amount	¥ 0
British Virgin Islands
TAXATION
Withholding tax amount	¥ 0
51net | Hong Kong
TAXATION
Income tax rate (as a percent)	16.50%
Tech JV | PRC
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%
Review frequency of the qualifications for High and New Technology Enterprise	3 years
Beijing Lagou Network Technology Co., Ltd and Beijing Zhiding Youyuan Management Consulting Co., Ltd
TAXATION
Preferential income tax rate for High and New Technology Enterprise (as a percent)	15.00%